Summary of Significant Accounting Policies: Property and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Equipment
Property, Plant and Equipment, Useful Life	7 years
Vehicles
Property, Plant and Equipment, Useful Life	7 years
Building
Property, Plant and Equipment, Useful Life	30 years